Related Party Transactions (Details) € in Thousands, $ in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Mar. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Related Party Transaction [Line Items]
Investments in real estate	$ 72,573	$ 83,098
Retained earnings
Related Party Transaction [Line Items]
Dividends on common shares	(47,835)	(144,693)		$ (436,430)
EXOR S.A. [Member] | Other invested assets
Related Party Transaction [Line Items]
Investment carrying value	11,000
EXOR S.A. [Member] | Private equity funds
Related Party Transaction [Line Items]
Payments to acquire investments		500,000
Investment carrying value	563,000	551,000
Almacantar Group S.A. | Real Estate Investment
Related Party Transaction [Line Items]
Payments to Acquire Real Estate and Real Estate Joint Ventures		83,000	£ 55
Other than Temporary Impairment Losses, Investments	6,000
Foreign currency translation adjustment	4,000
EXOR Nederland NV [Member]
Related Party Transaction [Line Items]
Related Party Advisory Services Agreement		500			€ 300	€ 300
Payment to Related Parties (Less than)		500		$ 500
EXOR Nederland NV [Member] | Real estate services [Member]
Related Party Transaction [Line Items]
Related Party Consulting Services Agreement	45	$ 45
EXOR Nederland NV [Member] | Investment advisory services [Member]
Related Party Transaction [Line Items]
Related Party Advisory Services Agreement	$ 273